Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	32,857,609	31,374,002	23,420,189
Common stock, shares outstanding	32,776,127	31,292,520	23,338,707